Financial Instruments - Schedule of Carrying Values and Estimated Fair Values of Financial Instruments (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Fair Value Disclosures [Abstract]
Cash and cash equivalents - Carrying Amount	$ 529,217	$ 304,367	$ 161,148
Cash and cash equivalents - Fair Value	529,217	304,367
Restricted cash - Carrying Amount	4,877	5,072	$ 10,648
Restricted cash - Fair Value	4,877	5,072
Margin deposits - Carrying Amount	4,270	4,270
Margin deposits - Fair Value	4,270	4,270
Long-term receivable (including short-term portion) - Carrying Amount	23,558	23,307
Long-term receivable (including short-term portion) - Fair Value	23,558	23,307
Redemption of Series D Preferred Shares - Carrying Amount	(87,927)	0
Redemption of Series D Preferred Shares - Fair Value	(87,927)	0
Debt and other financial liabilities - Carrying Amount	(1,548,196)	(1,587,582)
Debt and other financial liabilities - Fair Value	$ (1,548,196)	$ (1,587,582)